Operating Segments - Additional Information (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure of operating segments [line items]
Non current assets	$ 245,353	$ 408,811
SpiderNet ecosystem solutions services [Member]
Disclosure of operating segments [line items]
Revenue	12,112	38,828	$ 18,964
Hongkong [member]
Disclosure of operating segments [line items]
Non current assets	31	50
Singapore [member]
Disclosure of operating segments [line items]
Non current assets	95,188	110,644
External customers [member] | Hongkong [member]
Disclosure of operating segments [line items]
Revenue	196,074	193,483
External customers [member] | Singapore [member]
Disclosure of operating segments [line items]
Revenue	884	$ 2,333
SpiderNet ecosystem solutions services [Member]
Disclosure of operating segments [line items]
Revenue	$ 20,000